SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2003


Check here if Amendment [ ];                  Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CAZENOVE FUND MANAGEMENT LIMITED
               12 Moorgate
               London, England EC2R 6DA

Form 13F File Number:  028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         TOBY HENRY JOHN DE CARTERET HAMPDEN-ACTON
Title:        Compliance Officer
Phone:        +44 (0)20 7155 5098

Signature, Place, and Date of Signing:

TOBY HAMPDEN ACTON              London, England                  6 January 2004
------------------              ---------------                  --------------
[Signature]                     [City, State]                    [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                  ------------------------------

Form 13F Information Table Entry Total:                      88
                                                  ------------------------------

Form 13F Information Table Value Total:                     $348,142
                                                  ------------------------------
                                                           (thousands)

List of Other Included Managers:

NONE




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

                                                   Cazenove Fund Management Limited

                                                      Form 13F Information Table




Name of issuer           Title of       CUSIP       Value   Shrs or   SH/PRN  Put/   Investment   Other            Voting authority
                           class                  (x$1000)  prn amt           Call   Discretion   Managers
                                                                                                                Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY               COM STK      88579Y101      377      4440     Sh            Sole          N/A          4440
                         USD0.01


ABBOTT LABORATORIES      COM STK      002824100      732     15704     Sh            Sole          N/A         15704
                         NPV


ACCENTURE LTD BERMUDA    CLS'A'COM    G1150G111    13779    523525     Sh            Sole          N/A        523525
                         USD0.0000225


AFFILIATED COMPUTER      CLASS'A'COM  008190100    11074    203335     Sh            Sole          N/A        203335
SERVICES INC             STK
                         USD0.01


ALCOA INC                COM STK      013817101     2831     74512   Sh              Sole          N/A         74512
                         USD1


ALTRIA GROUP INC         COM STK      02209S103     1213     22290   Sh              Sole          N/A         22290
                         USD0.333


AMERADA HESS CORP        COM STK      023551104     4434     83400   Sh              Sole          N/A         83400
                         USD1


AMERICAN EXPRESS CO      COM          025816109    15537    322134   Sh              Sole          N/A        322134
                         USD0.20


AMERICREDIT CORP         COM STK      03060R101     1122     70441   Sh              Sole          N/A         70441
                         USD0.01


AMGEN INC                COM STK      031162100    11272    182390   Sh              Sole          N/A        182390
                         USD0.0001


ANHEUSER-BUSCH COS INC   COM STK      035229103     1014     19250   Sh              Sole          N/A         19250
                         USD1


AON CORPORATION          COM STK      037389103      910     38000   Sh              Sole          N/A         38000
                         USD1


APPLIED INDUSTRIAL       COM STK      03820C105      242     10125   Sh              Sole          N/A         10125
TECHNOLOGIES INC         NPV


APPLIED MATERIALS INC    COM STK      038222105      269     12000   Sh              Sole          N/A         12000
                         USD0.01


AT&T WIRLESS SERVICES    COM STK      00209A106      300     37520   Sh              Sole          N/A         37520
GROUP                    USD0.01


AU OPTRONICS CORPN       ADS EACH     002255107      567     47577   Sh              Sole          N/A         47577
                         REPR 10
                         COM (SPON)


BANK OF AMERICA          COM STK      060505104    13327    165695   Sh              Sole          N/A        165695
CORPORATION              USD0.01


BAUSCH & LOMB INC        COM STK      071707103      926     17848   Sh              Sole          N/A         17848
                         USD0.40


BERKSHIRE HATHAWAY INC   CNV          084670108      758         9   Sh              Sole          N/A             9
                         CLASS'A'USD5


BJS WHOLESALE CLUB INC   COM STK      05548J106     5764    251038   Sh              Sole          N/A        251038
                         USD0.01


BP                       ADR(CNV      055622104      307      6220   Sh              Sole          N/A          6220
                         INTO 6
                         ORD
                         USD0.25
                         SHS)


BRISTOL-MYERS SQUIBB CO  COM STK      110122108      238      8320   Sh              Sole          N/A          8320
                         USD0.10


CAMPBELL SOUP CO         CAP STK      134429109      358     13344   Sh              Sole          N/A         13344
                         USD0.0375


CHEVRON TEXACO           COM STK      166764100      236      2734   Sh              Sole          N/A          2734
CORPORATION              USD0.75


CISCO SYSTEMS INC        COM          17275R102     4669    192228   Sh              Sole          N/A        192228
                         USD0.001


CITIGROUP INC            COM          172967101    11227     23128   Sh              Sole          N/A         23128
                         USD0.01


COCA-COLA CO             COM STK      191216100     3182     62701   Sh              Sole          N/A         62701
                         USD0.25


COLGATE-PALMOLIVE CO     COM STK      194162103      605     12090   Sh              Sole          N/A         12090
                         USD1


COMCAST CORP             'A'SPL       20030N200      657     21004   Sh              Sole          N/A         21004
                         COM USD1


DE RIGO SPA              SPON ADR     245334107       51     10000   Sh              Sole          N/A         10000
                         EACH REPR
                         1 ORD
                         ITL500


DELL INC                 COM STK      247025109     6556    193065   Sh              Sole          N/A        193065
                         USD0.01


DOVER CORP               COM STK      260003108      626     15744   Sh              Sole          N/A         15744
                         USD1


DU PONT(E.I.)DE          COM STK      263534109      275      6000   Sh              Sole          N/A          6000
NEMOURS & CO             USD0.30


EATON CORP               COM          278058102    14249    131964   Sh              Sole          N/A        131964
                         USD0.50


EBAY INC                 COM STK      278642103     3684     57029   Sh              Sole          N/A         57029
                         USD0.001


ECOLAB INC               COM STK      278865100     3533    129079   Sh              Sole          N/A        129079
                         USD1


EXXON MOBIL CORP         COM STK      30231G102     7080    172691   Sh              Sole          N/A        172691
                         NPV


FIRST DATA CORP          COM STK      319963104     7481    182074   Sh              Sole          N/A        182074
                         USD0.01


FUEL-TECH NV             COM STK      359523107       65     18185   Sh              Sole          N/A         18185
                         USD0.01


GENERAL ELECTRIC CO      COM STK      369604103     3212    103684   Sh              Sole          N/A        103684
                         USD0.06


GILLETTE CO              COM STK      375766102      207      5640   Sh              Sole          N/A          5640
                         USD1


GLAXOSMITHKLINE          ADR EACH     37733W105      399      8566   Sh              Sole          N/A          8566
                         CNV INTO
                         2 ORD 25P


GOLDMAN SACHS GROUP LP   COM STK      38141G104    16501    167137   Sh              Sole          N/A        167137
                         USD0.01


HOLLINGER                CLASS'A'COM  435569108      195     12500   Sh              Sole          N/A         12500
INTERNATIONAL INC        USD0.01


HONEYWELL                COM STK      438516106      281      8400   Sh              Sole          N/A          8400
INTERNATIONAL INC        USD1


INTEL CORP               COM          458140100     4998    155210   Sh              Sole          N/A        155210
                         USD0.001


INTERNATIONAL BUS MACH   COM STK      459200101     4624     49894   Sh              Sole          N/A         49894
CORP                     USD0.20


J P MORGAN CHASE & CO    COM USD1     46625H100     1266     34465   Sh              Sole          N/A         34465


JOHNSON & JOHNSON        COM STK      478160104    10076    195052   Sh              Sole          N/A        195052
                         USD1


KOOR INDUSTRIES          ADR-EACH     500507108       77     10000   Sh              Sole          N/A         10000
                         REPR 0.20
                         ORD SHS
                         ILS0.001


L3 COMMUNICATIONS        COM STK      502424104    13966    271924   Sh              Sole          N/A        271924
                         USD0.01


LEHMAN BROS HLDGS        COM STK      524908100     4899     63445   Sh              Sole          N/A         63445
                         USD0.10


LUCENT TECHNOLOGIES INC  COM STK      549463107       44     15380   Sh              Sole          N/A         15380
                         USD0.01


LUXOTTICA GROUP          ADR-EACH     55068R202      526     30250   Sh              Sole          N/A         30250
                         CNV INTO
                         1 ORD
                         EUR0.06(BNY)


MACERICH CO              COM STK      554382101      311      7000   Sh              Sole          N/A          7000
                         USD0.01


MARSH & MCLENNAN         COM USD1     571748102    11908    248652   Sh              Sole          N/A        248652
COMPANIES INC


MCDONALD'S CORPORATION   COM          580135101      582     23436   Sh              Sole          N/A         23436
                         USD0.01


MERCK & CO INC           COM STK      589331107     1447     31328   Sh              Sole          N/A         31328
                         USD0.01


MERRILL LYNCH & CO INC   COM STK      590188108      235      4000   Sh              Sole          N/A          4000
                         USD1.333


MICROSOFT CORP           COM STK      594918104    13404    486709   Sh              Sole          N/A        486709
                         USD0.0000125


NEWMONT MINING CORP      COM STK      651639106      420      8650   Sh              Sole          N/A          8650
                         USD1.60


NORTEL NETWORKS          COM NPV      656568102       51     12000   Sh              Sole          N/A         12000
CORPORATION


NOVELLUS SYSTEMS INC     COM STK      670008101     7320    174071   Sh              Sole          N/A        174071
                         NPV


ORACLE CORP              COM STK      68389X105      363     27500   Sh              Sole          N/A         27500
                         USD0.01


PACIFIC SUNWEAR OF       COM STK      694873100     3550    168067   Sh              Sole          N/A        168067
CALIFORNIA INC           USD0.01


PALL CORP                COM STK      696429307      950     35422   Sh              Sole          N/A         35422
                         USD0.10


PEPSICO INC              CAP STK      713448108    12903    276773   Sh              Sole          N/A        276773
                         USD0.0166


PFIZER INC               COM STK      717081103    15931    450910   Sh              Sole          N/A        450910
                         USD0.05


PROCTER & GAMBLE CO      COM STK      742718109    10603    106159   Sh              Sole          N/A        106159
                         NPV


SHERWIN-WILLIAMS CO      COM STK      824348106      208      6000   Sh              Sole          N/A          6000
                         USD1


SIEBEL SYSTEMS INC       COM STK      826170102     3882    279881   Sh              Sole          N/A        279881
                         USD0.001


SMURFIT-STONE            COM STK      832727101     1017     54773   Sh              Sole          N/A         54773
CONTAINER CORP           USD0.01


ST PAUL COMPANIES INC    COM STK      792860108      327      8238   Sh              Sole          N/A          8238
                         NPV


SYSCO CORP               COM STK      871829107      238      6400   Sh              Sole          N/A          6400
                         USD1


THERMO ELECTRON CORP     COM STK      883556102      303     12019   Sh              Sole          N/A         12019
                         USD1


TIME WARNER INC          COM STK      887317105     4122    229120   Sh              Sole          N/A        229120
                         USD0.01


TRAVELERS PROPERTY       COM          89420G406    11195    659723   Sh              Sole          N/A        659723
CASUALTY                 CL'B'USD0.01


TYCO INTERNATIONAL LTD   COM STK      902124106      689     25994   Sh              Sole          N/A         25994
                         USD0.20


UNITED TECHNOLOGIES      COM STK      913017109    13313    140480   Sh              Sole          N/A        140480
CORP                     USD1


VERIZON COMMUNICATIONS   COM STK      92343V104     2810     80100   Sh              Sole          N/A         80100
                         USD0.10


VIA NET.WORKS INC        COM STK      925912107       66     38345   Sh              Sole          N/A         38345
                         USD0.001


VIACOM INC               NON VTG      925524308    14048    316542   Sh              Sole          N/A        316542
                         COM STK
                         USD0.01
                         CLASS'B'


VIVENDI UNIVERSAL        ADR EACH     92851S204      416     17120   Sh              Sole          N/A         17120
                         REPR 1
                         ORD EUR5.5


W.P.STEWART HLDGS        COM STK      G84922106      725       560   Sh              Sole          N/A           560
                         USD2


WACHOVIA CORP            COM STK      929903102      403      8640   Sh              Sole          N/A          8640
                         USD3.333
                         1/3


WAL-MART STORES INC      COM STK      931142103     1049     19765   Sh              Sole          N/A         19765
                         USD0.10


WELLS FARGO & CO         COM STK      949746101      314      5325   Sh              Sole          N/A          5325
                         USD1 2/3


WYETH                    COM           26609100      241      5670   Sh              Sole          N/A          5670
                         USD0.333
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